Significant accounting policies	9 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
4	Significant accounting policies

These consolidated financial statements follow the same significant accounting principles as those outlined in the notes to the audited consolidated financial statements for the year ended December 31, 2016.